GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Separate Financial Statements [Abstract]
GUARANTOR SUBSIDIARIES FINANCIAL STATEMENTS	GUARANTOR SUBSIDIARIES ANNUAL FINANCIAL STATEMENTS
The obligations of the Company under the senior debt notes and revolver facility are guaranteed by the following 100% owned subsidiaries of the Company (the ‘‘guarantor subsidiaries’’): Jacobina Mineração e Comércio Ltda., Minera Meridian Limitada, Minera Florida Limitada, and Yamana Malartic Canada Inc. All guarantees by the guarantor subsidiaries are joint and several, and full and unconditional, subject to certain customary release provisions contained in the indenture (as supplemented) governing the senior debt notes. Based on the domestic regulations of jurisdictions of the subsidiaries, collection of funds in the form of dividend or loan payments would be subject to customary repatriation restrictions.

The following tables outline separate condensed financial information related to the issuer, and the guarantor and non-guarantor subsidiaries and as set out in the Consolidated Balance Sheets as at December 31, 2019 and December 31, 2018 and the Consolidated Statements of Operations, Consolidated Statements of Comprehensive Earnings (Loss) and Consolidated Statements of Cash Flows for the years ended December 31, 2019 and December 31, 2018. For the purposes of this information, the financial information of the Company and the guarantor subsidiaries reflect investments in subsidiary companies on an equity accounting basis and are in compliance with Rule 3-10 of Regulation S-X. As provided for under Rule 3-10 of Regulation S-X the Company’s basis is “pushed down” to the applicable subsidiary columns.
CONDENSED CONSOLIDATED BALANCE SHEETS

As at December 31, 2019	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$121.3	$5.8	$31.7	$—	$158.8
Trade and other receivables	0.6	1.4	1.4	—	3.4
Inventories	9.3	59.6	64.5	—	133.4
Other financial assets	4.6	—	3.9	—	8.5
Other assets	3.2	22.5	71.8	—	97.5
Intercompany receivables	—	79.4	71.7	(151.1)	—
	$139.0	$168.7	$245.0	$(151.1)	$401.6
Non-current assets:
Property, plant and equipment	78.1	1,910.3	3,964.5	—	5,952.9
Goodwill and other intangible assets	28.4	1.2	362.6	—	392.2
Investment in associate and subsidiaries	4,936.7	516.5	—	(5,332.9)	120.3
Deferred tax assets	64.1	6.1	10.6	—	80.8
Other financial assets	9.1	1.2	4.9	—	15.2
Other assets	—	9.7	144.5	—	154.2
Intercompany receivables	211.6	922.9	—	(1,134.5)	—
Total assets	$5,467.0	$3,536.6	$4,732.1	$(6,618.5)	$7,117.2
Liabilities
Current liabilities:
Trade and other payables	$33.7	$94.7	$91.1	$—	$219.5
Income taxes payable	—	15.4	2.9	—	18.3
Other financial liabilities	76.1	37.7	17.3	—	131.1
Other provisions and liabilities	1.3	8.5	29.7	—	39.5
Intercompany payables	151.1	—	—	(151.1)	—
	$262.2	$156.3	$141.0	$(151.1)	$408.4
Non-current liabilities:
Long-term debt	991.7	—	—	—	991.7
Environmental rehabilitation provision	—	111.8	102.9	—	214.7
Deferred tax liabilities	(1.1)	264.2	778.3	—	1,041.4
Other financial liabilities	29.0	45.6	23.4	—	98.0
Other provisions and liabilities	—	41.0	102.1	—	143.1
Intercompany payables	—	1,461.5	(327.0)	(1,134.5)	—
Total liabilities	$1,281.8	$2,080.4	$820.7	$(1,285.6)	$2,897.3
Equity
Equity attributable to Yamana Gold Inc. equity holders	$4,185.2	$1,456.2	$3,876.7	$(5,332.9)	$4,185.2
Non-controlling interests	—	—	34.7	—	34.7
Total equity	$4,185.2	$1,456.2	$3,911.4	$(5,332.9)	$4,219.9
Total liabilities and equity	$5,467.0	$3,536.6	$4,732.1	$(6,618.5)	$7,117.2

As at December 31, 2018	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Assets
Current assets:
Cash and cash equivalents	$67.6	$9.5	$21.4	$—	$98.5
Trade and other receivables	14.5	2.2	7.6	—	24.3
Inventories	6.7	56.9	117.4	—	181.0
Other financial assets	3.6	—	3.8	—	7.4
Other assets	2.4	32.6	83.0	—	118.0
Intercompany receivables	—	(10.5)	292.5	(282.0)	—
	$94.8	$90.7	$525.7	$(282.0)	$429.2
Non-current assets:
Property, plant and equipment	73.7	1,904.7	4,718.0	—	6,696.4
Goodwill and other intangible assets	31.5	4.0	364.3	—	399.8
Investment in associate and subsidiaries	4,824.1	494.1	—	(5,172.2)	146.0
Deferred tax assets	72.6	9.4	6.5	—	88.5
Other financial assets	9.9	1.9	7.1	—	18.9
Other assets	—	21.4	212.7	—	234.1
Intercompany receivables	1,069.9	1,193.2	—	(2,263.1)	—
Total assets	$6,176.5	$3,719.4	$5,834.3	$(7,717.3)	$8,012.9
Liabilities
Current liabilities:
Trade and other payables	$61.1	$102.2	$131.5	$—	$294.8
Income taxes payable	—	(2.9)	35.4	—	32.5
Other financial liabilities	5.9	1.5	54.9	—	62.3
Other provisions and liabilities	59.6	10.2	37.0	—	106.8
Intercompany payables	282.0	—	—	(282.0)	—
	$408.6	$111.0	$258.8	$(282.0)	$496.4
Non-current liabilities:
Long-term debt	1,756.8	—	—	—	1,756.8
Environmental rehabilitation provision	—	88.8	152.4	—	241.2
Deferred tax liabilities	2.3	259.9	867.1	—	1,129.3
Other financial liabilities	19.5	32.3	24.2	—	76.0
Other provisions and liabilities	—	36.2	253.0	—	289.2
Intercompany payables	—	1,630.5	632.6	(2,263.1)	—
Total liabilities	$2,187.2	$2,158.7	$2,188.1	$(2,545.1)	$3,988.9
Equity
Equity attributable to Yamana Gold Inc. equity holders	$3,989.3	$1,560.7	$3,611.5	$(5,172.2)	$3,989.3
Non-controlling interests	—	—	34.7	—	34.7
Total equity	$3,989.3	$1,560.7	$3,646.2	$(5,172.2)	$4,024.0
Total liabilities and equity	$6,176.5	$3,719.4	$5,834.3	$(7,717.3)	$8,012.9
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS

For the year ended December 31, 2019	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Revenue	$1,588.0	$1,051.4	$985.1	$(2,012.3)	$1,612.2
Cost of sales excluding depletion, depreciation and amortization	(1,552.2)	(756.5)	(490.9)	2,016.8	(782.8)
Gross margin excluding depletion, depreciation and amortization	$35.8	$294.9	$494.2	$4.5	$829.4
Depletion, depreciation and amortization	(7.5)	(194.4)	(269.8)	—	(471.7)
Impairment of mining properties and goodwill, net	—	—	—	—	—
Mine operating earnings/(loss)	28.3	100.5	224.4	4.5	357.7

Expenses (i)
General and administrative	(56.5)	(15.7)	(7.2)	—	(79.4)
Exploration and evaluation	(1.5)	(1.4)	(7.4)	—	(10.3)
Share of (loss) earnings of associate	(151.3)	22.4	—	112.6	(16.3)
Other operating income (expenses), net	133.0	(15.9)	105.3	—	222.4
Impairment of non-operating mining properties	—	—	—	—	—
Operating earnings (loss)	(48.0)	89.9	315.1	117.1	474.1
Finance costs	(113.2)	(111.3)	(476.9)	557.2	(144.2)
Other income (costs), net	399.3	62.4	75.9	(557.2)	(19.6)
Earnings (loss) before taxes	238.1	41.0	(85.9)	117.1	310.3
Current income tax expense	(5.0)	(26.9)	(63.1)	—	(95.0)
Deferred income tax recovery	(7.5)	(15.8)	33.6	—	10.3
Income tax (expense) recovery	(12.5)	(42.7)	(29.5)	—	(84.7)
Net earnings (loss)	$225.6	$(1.7)	$(115.4)	$117.1	$225.6

Attributable to:
Yamana Gold Inc. equity holders	225.6	(1.7)	(115.4)	117.1	225.6
Non-controlling interests	—	—	—	—	—
Net earnings (loss)	225.6	(1.7)	(115.4)	117.1	225.6

Total other comprehensive loss	$(5.0)	$—	$—	$—	$(5.0)
Total comprehensive earnings	$220.6	$(1.7)	$(115.4)	$117.1	$220.6
(i)Balances are net of intercompany movements in the respective classifications which are eliminated on consolidation.

For the year ended December 31, 2018	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Revenue	$1,654.0	$942.6	$1,243.7	$(2,041.8)	$1,798.5
Cost of sales excluding depletion, depreciation and amortization	(1,631.2)	(759.9)	(676.5)	2,057.6	(1,010.0)
Gross margin excluding depletion, depreciation and amortization	$22.8	$182.7	$567.2	$15.8	$788.5
Depletion, depreciation and amortization	(7.8)	(173.5)	(257.0)	—	(438.3)
Impairment of mining properties and goodwill, net	—	(1.0)	(148.0)	—	(149.0)
Mine operating earnings/(loss)	15.0	8.2	162.2	15.8	201.2

Expenses (i)
General and administrative	(50.4)	(18.2)	(23.2)	—	(91.8)
Exploration and evaluation	(0.9)	(2.4)	(9.7)	—	(13.0)
Share of (loss) earnings of associate	(293.8)	(45.0)	(0.5)	344.8	5.5
Other operating income (expenses), net	19.1	(12.3)	2.5	—	9.3
Impairment of non-operating mining properties	—	—	(153.0)	—	(153.0)
Operating earnings (loss)	(311.0)	(69.7)	(21.7)	360.6	(41.8)
Finance costs	(109.0)	(268.8)	(232.9)	473.3	(137.4)
Other income (costs), net	126.6	88.1	261.1	(473.3)	2.5
(Loss) earnings before taxes	(293.4)	(250.4)	6.5	360.6	(176.7)
Current income tax expense	(6.8)	(3.8)	(128.2)	—	(138.8)
Deferred income tax recovery	2.4	(20.2)	35.6	—	17.8
Income tax expense, net	(4.4)	(24.0)	(92.6)	—	(121.0)
Net (loss) earnings	$(297.8)	$(274.4)	$(86.1)	$360.6	$(297.7)

Attributable to:
Yamana Gold Inc. equity holders	(297.8)	(274.4)	(73.0)	360.6	(284.6)
Non-controlling interests	—	—	(13.1)	—	(13.1)
Net (loss) earnings	(297.8)	(274.4)	(86.1)	360.6	(297.7)

Total other comprehensive loss	$(10.5)	$—	$(0.7)	$0.7	$(10.5)
Total comprehensive loss	$(308.3)	$(274.4)	$(86.8)	$361.3	$(308.2)
(i)Balances are net of intercompany movements in the respective classifications which are eliminated on consolidation.
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

For the year ended December 31, 2019	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Operating activities
Earnings before taxes	$238.1	$41.0	$(85.9)	$117.1	$310.3
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	7.5	194.4	269.8	—	471.7
Share-based payments	14.4	—	0.6	—	15.0
Other (income) costs, net	(399.3)	(62.4)	(75.9)	557.2	19.6
Finance costs	113.2	111.3	476.9	(557.2)	144.2
Mark-to-market on financial assets and metal concentrates	(4.7)	—	—	—	(4.7)
Share of earnings of associate	151.3	(22.4)	—	(112.6)	16.3
Impairment of mineral properties, net	—	—	—	—	—
Amortization of deferred revenue on metal purchase agreements	(59.1)	—	(20.3)	—	(79.4)
Gain on asset disposals	(150.1)	—	(123.0)	—	(273.1)
Other non-cash (recoveries)/expenses	4.2	25.0	17.0		46.2
Advanced payments received on metal purchase agreements	—	—	—	—	—
Environmental rehabilitation provision	—	(1.9)	(2.4)	—	(4.3)
Other payments	—	—	(8.3)	—	(8.3)
Cash flows from operating activities before income taxes paid and net change in working capital	$(84.5)	$285.0	$448.5	$4.5	$653.5
Income taxes paid	—	1.6	(64.6)	—	(63.0)
Cash flows from operating activities before net change in working capital	$(84.5)	$286.6	$383.9	$4.5	$590.5
Net change in working capital	(1.6)	0.7	(67.8)	—	(68.7)
Intercompany movement in operations	(125.4)	(82.4)	207.8	—	—
Cash flows (used in) from operating activities	$(211.5)	$204.9	$523.9	$4.5	$521.8
Investing activities
Acquisition of property, plant and equipment	$(6.1)	$(145.5)	$(180.1)	$—	$(331.7)
Net proceeds on disposal of subsidiaries and other assets	166.9	0.2	657.9	—	825.0
Cash flows (used in) from other investing activities	1.0	—	(62.3)	—	(61.3)
Cash flows (used in) from investing activities	$161.8	$(145.3)	$415.5	$—	$432.0
Financing activities
Dividends paid	$(23.7)	$—	$—	$—	$(23.7)
Interest and other finance expenses paid	(80.2)	(1.7)	(2.5)	—	(84.4)
Financing costs paid on early note redemption	(35.0)	—	—	—	(35.0)
Repayment of term loan and notes payable	(952.5)	—	—	—	(952.5)
Proceeds from term loan and notes payable	240.0	—	—	—	240.0
Payment of lease liabilities	(0.7)	(12.1)	(4.0)	—	(16.8)
Cash used in other financing activities	(15.1)	(0.7)	(4.3)	—	(20.1)
Proceeds (repayments) of intercompany financing activities	970.5	(48.8)	(917.2)	(4.5)	—

Cash flows (used in) from financing activities	$103.3	$(63.3)	$(928.0)	$(4.5)	$(892.5)
Effect of foreign exchange on non-US Dollar denominated cash and cash equivalents	0.1	—	(1.1)	—	(1.0)
(Decrease) Increase in cash and cash equivalents	$53.7	$(3.7)	$10.3	$—	$60.3
Cash and cash equivalents, beginning of year	$67.6	$9.5	$21.4	$—	$98.5
Cash and cash equivalents, classified as held for sale, beginning of year	$—	$—	$—	$—	$—
Cash and cash equivalents, end of year	$121.3	$5.8	$31.7	$—	$158.8

For the year ended December 31, 2018 (i)	Yamana Gold Inc. (parent)	Guarantor subsidiaries	Non-guarantors	Eliminations and reclassifications	Consolidated
Operating activities
Earnings (loss) before taxes	$(293.4)	$(250.4)	$6.5	$360.6	$(176.7)
Adjustments to reconcile earnings before taxes to net operating cash flows:
Depletion, depreciation and amortization	7.8	173.5	257.0	—	438.3
Share-based payments	4.7	—	0.6	—	5.3
Other (income) costs, net	(126.6)	(88.1)	(261.1)	473.3	(2.5)
Finance costs	109.0	268.8	232.9	(473.3)	137.4
Mark-to-market on financial assets and metal concentrates	17.6	—	—	—	17.6
Share of earnings (loss) of associate	293.8	45.0	0.5	(344.8)	(5.5)
Impairment of mineral properties, net	—	1.0	301.0	—	302.0
Amortization of deferred revenue on metal purchase agreements	(72.7)	—	(26.8)	—	(99.5)
Gain on sale of subsidiaries	(39.1)	—	(35.1)	—	(74.2)
Other non-cash expenses	2.5	24.3	23.6	—	50.4
Advanced payments received on metal purchase agreements	127.8	—	—	—	127.8
Environmental rehabilitation obligations paid	—	(2.6)	(2.7)	—	(5.3)
Other payments	—	—	(6.7)	—	(6.7)
Cash flows from operating activities before income taxes paid and net change in working capital	$31.4	$171.5	$489.7	$15.8	$708.4
Income taxes paid	(0.1)	7.6	(149.6)	—	(142.1)
Cash flows from operating activities before net change in working capital	$31.3	$179.1	$340.1	$15.8	$566.3
Net change in working capital	(26.4)	(32.3)	(103.4)	—	(162.1)
Intercompany movement in operations	118.1	30.5	(148.6)	—	—
Cash flows from operating activities	$123.0	$177.3	$88.1	$15.8	$404.2
Investing activities
Acquisition of property, plant and equipment	$(14.4)	$(158.9)	$(273.6)	$—	$(446.9)
Net proceeds on disposal of subsidiaries and other assets	4.3	—	185.6	—	189.9
Cash used in other investing activities	(3.9)	(5.9)	(62.8)	—	(72.6)
Cash flows used in investing activities	$(14.0)	$(164.8)	$(150.8)	$—	$(329.6)
Financing activities
Dividends paid	$(19.0)	$—	$—	$—	$(19.0)
Interest and other finance expenses paid	(76.3)	—	—	—	(76.3)

Financing costs paid on early note redemption	(14.7)	—	—	—	(14.7)
Repayment of revolving credit facility and notes payable	(486.5)	—	—	—	(486.5)
Proceeds from drawdown of revolving credit facility	460.0	—	—	—	460.0
Payment of lease liabilities	—	—	—	—	—
Proceeds from other financing activities	2.2	—	—	—	2.2
Proceeds (repayments) of intercompany financing activities	(5.4)	(20.9)	42.1	(15.8)	—
Cash flows (used in) from financing activities	$(139.7)	$(20.9)	$42.1	$(15.8)	$(134.3)
Effect of foreign exchange on non-US Dollar denominated cash and cash equivalents	0.1	1.1	1.8	—	3.0
(Decrease) Increase in cash and cash equivalents	$(30.6)	$(7.3)	$(18.8)	$—	$(56.7)
Cash and cash equivalents, beginning of year	$98.2	$16.8	$33.9	$—	$148.9
Cash and cash equivalents, classified as held for sale, beginning of year	$—	$—	$6.3	$—	$6.3
Cash and cash equivalents, end of year	$67.6	$9.5	$21.4	$—	$98.5